                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       Oppenheimer Developing Markets Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                       SHARES              VALUE
                                                                    -----------       ---------------
COMMON STOCKS--97.5%
CONSUMER DISCRETIONARY--10.1%
AUTOMOBILES--0.6%
PT Astra International Tbk                                           18,219,000       $    62,335,764
DISTRIBUTORS--1.3%
China Resources Enterprise Ltd.                                      42,277,000           132,285,243
DIVERSIFIED CONSUMER SERVICES--0.0%
New Oriental Education & Technology Group, Inc., Sponsored ADR(1)        13,900               991,209
HOTELS, RESTAURANTS & LEISURE--0.8%
Ctrip.com International Ltd., ADR(1)                                    711,100            52,159,185
Jollibee Foods Corp.                                                 28,885,000            33,582,582
                                                                                      ---------------
                                                                                           85,741,767
                                                                                      ---------------
HOUSEHOLD DURABLES--1.4%
Corporacion GEO SA de CV, Series B(1)                                12,788,500            34,949,876
Cyrela Brazil Realty SA Empreendimentos e Participacoes               5,038,800            70,896,246
Gafisa SA                                                             1,507,000            24,929,240
SARE Holding SA de CV, Cl. B(1, 2)                                   36,930,070            13,822,449
                                                                                      ---------------
                                                                                          144,597,811
                                                                                      ---------------
INTERNET & CATALOG RETAIL--0.6%
B2W Compania Global do Varejo                                         2,269,000            65,271,717
MEDIA--3.9%
Grupo Televisa SA, Sponsored GDR                                      7,240,093           148,928,713
Net Servicos de Comunicacao SA, Preference(1)                         5,823,271            80,142,539
Television Broadcasts Ltd.                                           13,326,000            60,869,336
Zee Entertainment Enterprises Ltd.                                   21,300,173           116,909,927
                                                                                      ---------------
                                                                                          406,850,515
                                                                                      ---------------
MULTILINE RETAIL--1.5%
Lojas Americanas SA, Preference                                      18,882,300           155,963,173
TEXTILES, APPAREL & LUXURY GOODS--0.0%
Li Ning Co. Ltd.                                                        340,500             1,118,151
Ports Design Ltd.                                                       354,500               962,862
                                                                                      ---------------
                                                                                            2,081,013
                                                                                      ---------------
CONSUMER STAPLES--19.2%
BEVERAGES--7.8%
Anadolu Efes Biracilik ve Malt Sanayii AS                             4,881,570            51,112,571
Carlsberg AS, Cl. B                                                   1,958,800           140,404,084
Companhia de Bebidas das Americas, Sponsored ADR, Preference            808,400            79,514,224
East African Breweries Ltd.                                           3,280,648             6,093,947
Fomento Economico Mexicano SA de CV, Sponsored ADR                    1,146,200            52,163,562
Fomento Economico Mexicano SA de CV, UBD                             26,675,900           121,236,744
Grupo Modelo SA de CV, Series C(1)                                   25,009,200           130,719,909
SABMiller plc                                                         8,095,610           235,728,523
                                                                                      ---------------
                                                                                          816,973,564
                                                                                      ---------------
FOOD & STAPLES RETAILING--6.8%
Almacenes Exito SA                                                    1,551,386            14,462,286
Almacenes Exito SA                                                       27,941               231,707
Almacenes Exito SA, GDR(3)                                            2,766,961            25,760,407


                     1 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                       SHARES              VALUE
                                                                    -----------       ---------------
COMMON STOCKS CONTINUED
FOOD & STAPLES RETAILING CONTINUED
BIM Birlesik Magazalar AS                                               666,229       $    26,159,113
Cencosud SA                                                          44,368,824           135,117,359
Dairy Farm International Holdings Ltd.                                2,925,600            17,319,552
Magnit                                                                3,621,766           223,644,051
Shinsegae Department Store Co.                                          278,714           127,755,901
Wal-Mart de Mexico SAB de CV, Series V                               34,284,618           141,022,626
Wumart Stores, Inc.                                                   2,857,000             4,743,915
                                                                                      ---------------
                                                                                          716,216,917
                                                                                      ---------------
FOOD PRODUCTS--0.6%
Tiger Brands Ltd.                                                     1,658,227            36,180,923
Tingyi (Cayman Islands) Holding Corp.                                10,504,000            26,022,645
                                                                                      ---------------
                                                                                           62,203,568
                                                                                      ---------------
HOUSEHOLD PRODUCTS--0.8%
Hindustan Unilever Ltd.                                               9,901,690            60,710,781
Unilever Indonesia Tbk                                               20,810,000            24,320,518
                                                                                      ---------------
                                                                                           85,031,299
                                                                                      ---------------
PERSONAL PRODUCTS--2.8%
Colgate-Palmolive (India) Ltd.                                          635,300             9,389,847
Natura Cosmeticos SA                                                 11,379,000           217,468,214
Oriflame Cosmetics SA                                                 1,128,968            66,866,747
                                                                                      ---------------
                                                                                          293,724,808
                                                                                      ---------------
TOBACCO--0.4%
Eastern Tobacco Co.                                                     957,387            20,782,133
ITC Ltd.                                                              3,131,200            17,376,445
                                                                                      ---------------
                                                                                           38,158,578
                                                                                      ---------------
ENERGY--11.8%
ENERGY EQUIPMENT & SERVICES--1.2%
Tenaris SA, ADR                                                       3,079,467           121,515,768
OIL, GAS & CONSUMABLE FUELS--10.6%
Cairn India Ltd.(1)                                                   4,799,700            28,721,842
China Shenhua Energy Co. Ltd.                                        15,089,000            73,789,601
CNOOC Ltd.                                                          135,456,000           209,800,170
DNO International ASA(1)                                             41,490,344            36,246,388
Niko Resources Ltd.                                                     426,700            35,716,011
NovaTek OAO, Sponsored GDR(3)                                         1,755,439           115,283,848
NovaTek OAO, Sponsored GDR                                            1,141,800            74,984,718
OAO Gazprom, Sponsored ADR                                            5,853,700           134,870,776
PetroChina Co. Ltd.                                                  37,528,000            46,485,997
Petroleo Brasileiro SA, Sponsored ADR                                 6,575,600           296,296,536
Tullow Oil plc                                                        3,015,036            61,586,754
                                                                                      ---------------
                                                                                        1,113,782,641
                                                                                      ---------------
FINANCIALS--15.9%
CAPITAL MARKETS--1.1%
Eqyptian Financial Group-Hermes Holding SAE                           9,009,811            45,579,446
Mirae Asset Securities Co. Ltd.                                       1,354,862            67,929,528
                                                                                      ---------------
                                                                                          113,508,974
                                                                                      ---------------


                     2 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                       SHARES              VALUE
                                                                    -----------       ---------------
COMMON STOCKS CONTINUED
COMMERCIAL BANKS--6.9%
Banco Santander Chile SA                                            465,497,800       $    26,851,144
Bancolombia SA, Sponsored ADR                                         1,511,400            64,839,060
China Merchants Bank Co. Ltd.                                           894,900             2,424,875
Commercial International Bank                                         8,242,674            76,452,043
Credicorp Ltd.                                                          665,900            47,578,555
HDFC Bank Ltd., ADR                                                   2,133,358           287,043,319
PT Bank Central Asia Tbk                                            112,812,100            57,271,082
Standard Bank Group Ltd.                                              9,010,941           117,048,522
Yapi ve Kredi Bankasi AS(1)                                          21,006,700            40,360,839
                                                                                      ---------------
                                                                                          719,869,439
                                                                                      ---------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
BM&F BOVESPA SA                                                      13,449,098            90,401,228
Bolsa Mexicana de Valores SA(1)                                       1,706,617             2,138,014
Haci Omer Sabanci Holding AS                                         20,668,725            72,692,180
Hong Kong Exchanges & Clearing Ltd.                                  10,974,000           195,689,937
JSE Ltd.                                                                670,931             5,463,489
                                                                                      ---------------
                                                                                          366,384,848
                                                                                      ---------------
INSURANCE--0.2%
Aksigorta AS                                                          6,549,986            19,375,207
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.8%
Hang Lung Properties Ltd.                                            36,038,000           131,595,977
Parque Arauco SA                                                      5,565,264             5,861,116
SM Prime Holdings, Inc.(2)                                          748,451,737           156,510,286
                                                                                      ---------------
                                                                                          293,967,379
                                                                                      ---------------
THRIFTS & MORTGAGE FINANCE--1.4%
Housing Development Finance Corp. Ltd.                                2,565,217           153,307,936
HEALTH CARE--1.2%
HEALTH CARE PROVIDERS & SERVICES--0.3%
Diagnosticos da America(1)                                            1,102,100            34,152,230
LIFE SCIENCES TOOLS & SERVICES--0.5%
Divi's Laboratories Ltd.                                              3,469,268            45,343,255
PHARMACEUTICALS--0.4%
Adcock Ingram Holdings Ltd.                                           1,379,529             9,527,227
Sun Pharmaceutical Industries Ltd.                                    1,030,100            32,150,901
                                                                                      ---------------
                                                                                           41,678,128
                                                                                      ---------------
INDUSTRIALS--4.7%
AEROSPACE & DEFENSE--0.8%
Empresa Brasileira de Aeronautica SA, ADR(1)                          4,252,287            86,448,995
CONSTRUCTION & ENGINEERING--1.0%
GS Engineering & Construction Corp.                                     259,792            24,352,707
Hyundai Engineering & Construction Co. Ltd.                           1,071,602            61,100,114
Impulsora del Desarrollo y el Empleo en America Latina SA de
CV(1)                                                                18,742,900            19,175,916
                                                                                      ---------------
                                                                                          104,628,737
                                                                                      ---------------
ELECTRICAL EQUIPMENT--0.2%
ABB Ltd.                                                              1,059,087            16,872,760


                     3 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                       SHARES              VALUE
                                                                    -----------       ---------------
COMMON STOCKS CONTINUED
ELECTRICAL EQUIPMENT CONTINUED
Zhuzhou CSR Times Electric Co. Ltd.                                     880,000       $     1,782,142
                                                                                      ---------------
                                                                                           18,654,902
                                                                                      ---------------
INDUSTRIAL CONGLOMERATES--1.2%
Enka Insaat ve Sanayi AS                                             25,352,143            96,656,949
Jardine Strategic Holdings Ltd.                                         184,146             3,204,140
SM Investments Corp.                                                  4,362,720            29,260,828
                                                                                      ---------------
                                                                                          129,121,917
                                                                                      ---------------
MACHINERY--0.7%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares                   37,473,332            31,065,392
Weg SA                                                                4,196,300            42,548,641
                                                                                      ---------------
                                                                                           73,614,033
                                                                                      ---------------
ROAD & RAIL--0.6%
All America Latina Logistica                                          7,110,400            62,740,015
TRANSPORTATION INFRASTRUCTURE--0.2%
DP World Ltd.                                                        41,345,078            15,132,299
INFORMATION TECHNOLOGY--16.7%
COMPUTERS & PERIPHERALS--0.3%
High Tech Computer Corp.                                              2,958,800            33,561,080
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Synnex Technology International Corp.                                 6,436,826            12,942,063
INTERNET SOFTWARE & SERVICES--4.5%
Baidu, Inc., ADR(1)                                                     114,600            49,706,604
Netease.com, Inc., ADR(1)                                               186,200             7,120,288
NHN Corp.(1)                                                          1,053,947           167,681,626
SINA Corp.(1, 2)                                                      2,356,662           106,662,522
Sohu.com, Inc.(1)                                                       753,000            41,987,280
Tencent Holdings Ltd.                                                 5,333,800            98,623,046
                                                                                      ---------------
                                                                                          471,781,366
                                                                                      ---------------
IT SERVICES--5.8%
Infosys Technologies Ltd.                                             8,998,004           460,268,748
Tata Consultancy Services Ltd.                                        7,681,906           114,130,824
Travelsky Technology Ltd., Cl. H(2)                                  31,259,000            29,363,103
                                                                                      ---------------
                                                                                          603,762,675
                                                                                      ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.0%
Epistar Corp.                                                        19,520,000            63,087,107
Epistar Corp., GDR(1)                                                 1,035,800            16,738,528
MediaTek, Inc.                                                       13,034,379           205,364,684
Taiwan Semiconductor Manufacturing Co. Ltd.                         178,982,429           339,843,575
                                                                                      ---------------
                                                                                          625,033,894
                                                                                      ---------------
MATERIALS--6.6%
CHEMICALS--0.1%
Sociedad Quimica y Minera Chile SA, Sponsored ADR                       360,300            13,612,134
METALS & MINING--6.5%
Anglo American plc(1)                                                 6,081,410           263,137,660
Anglo Platinum Ltd.(1)                                                1,021,493           105,580,282
Impala Platinum Holdings Ltd.                                         5,292,980           123,296,562


                     4 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                       SHARES              VALUE
                                                                    -----------       ---------------
COMMON STOCKS CONTINUED
METALS & MINING CONTINUED
Vale SA, Sponsored ADR, Preference                                    7,640,300          $187,187,350
                                                                                      ---------------
                                                                                          679,201,854
                                                                                      ---------------
TELECOMMUNICATION SERVICES--11.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
China Unicom Ltd.                                                    66,466,000            89,364,032
PT Telekomunikasi Indonesia Tbk                                     166,760,400           158,735,442
                                                                                      ---------------
                                                                                          248,099,474
                                                                                      ---------------
WIRELESS TELECOMMUNICATION SERVICES--8.9%
America Movil SAB de CV, ADR, Series L                                6,009,500           290,739,610
China Mobile Ltd.                                                    18,742,000           175,569,087
MTN Group Ltd.                                                        7,115,000           114,147,468
Orascom Telecom Holding SAE                                          23,186,615           109,579,236
Philippine Long Distance Telephone Co.                                  961,320            52,792,766
Turkcell Iletisim Hizmetleri AS                                      31,848,700           195,106,436
                                                                                      ---------------
                                                                                          937,934,603
                                                                                      ---------------
Total Common Stocks (Cost $7,817,298,430)                                              10,207,582,792
                                                                                      ---------------

                                                                     PRINCIPAL
                                                                       AMOUNT
                                                                    -----------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Trent Ltd., 2% Sec. Debs., 7/7/10 (Cost $744,969)                    32,425,500 INR           782,144

                                                                       SHARES
                                                                    -----------
STRUCTURED SECURITIES--0.0%
JP Morgan Bank NA, Daqin Railway Co. Ltd. Cv. Equity Linked
Securities(3) (Cost $731,884)                                           442,066               705,793
INVESTMENT COMPANY--3.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.31% (2, 4) (Cost $390,392,972)                                    390,392,972           390,392,972

TOTAL INVESTMENTS, AT VALUE (COST $8,209,168,255)                         101.2%       10,599,463,701
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (1.2)         (129,856,600)
                                                                    -----------       ---------------
NET ASSETS                                                                100.0%      $10,469,607,101
                                                                    ===========       ===============

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR  Indian Rupee

(1.) Non-income producing security.


                     5 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES           GROSS         GROSS            SHARES
                                                     AUGUST 31, 2009    ADDITIONS     REDUCTIONS   NOVEMBER 30, 2009
                                                     ---------------   -----------   -----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E     408,045,867     734,244,409   751,897,304      390,392,972
SARE Holding SA de CV, Cl. B                            35,824,170       1,105,900            --       36,930,070
SINA Corp.(a)                                            2,948,662         778,100     1,370,100        2,356,662
SM Prime Holdings, Inc.                                684,173,737      64,278,000            --      748,451,737
Travelsky Technology Ltd., Cl. H                        30,715,000       1,318,000       774,000       31,259,000

                                                                                  REALIZED
                                                         VALUE        INCOME    GAIN (LOSS)
                                                     ------------    --------   -----------
Oppenheimer Institutional Money Market Fund, Cl. E   $390,392,972    $275,049   $       --
SARE Holding SA de CV, Cl. B                           13,822,449          --           --
SINA Corp.(a)                                                  --(b)       --    2,569,113
SM Prime Holdings, Inc.                               156,510,286          --           --
Travelsky Technology Ltd., Cl. H                       29,363,103          --     (283,912)
                                                     ------------    --------   ----------
                                                     $590,088,810    $275,049   $2,285,201
                                                     ============    ========   ==========

(a.) No longer an affiliate as of November 30, 2009.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $141,750,048 or 1.35% of the Fund's net assets as of November 30, 2009.

(4.) Rate shown is the 7-day yield as of November 30, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes as of November 30, 2009 based on valuation input level:

                                                               LEVEL 2--
                                               LEVEL 1--         OTHER          LEVEL 3--
                                              UNADJUSTED       SIGNIFICANT     SIGNIFICANT
                                                QUOTED         OBSERVABLE     UNOBSERVABLE
                                                PRICES           INPUTS          INPUTS          VALUE
                                            --------------   --------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                   $  905,625,703   $  150,492,509        $--       $ 1,056,118,212
   Consumer Staples                          1,897,329,513      114,979,221         --         2,012,308,734
   Energy                                      638,772,143      596,526,266         --         1,235,298,409
   Financials                                1,061,539,367      604,874,416         --         1,666,413,783
   Health Care                                  75,830,358       45,343,255         --           121,173,613
   Industrials                                 362,640,979      127,699,919         --           490,340,898
   Information Technology                    1,616,211,726      130,869,352         --         1,747,081,078


                     6 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

   Materials                                   200,799,484      492,014,504         --           692,813,988
   Telecommunication Services                  828,555,639      357,478,438         --         1,186,034,077
Non-Convertible Corporate Bonds and Notes               --          782,144         --               782,144
Structured Securities                                   --          705,793         --               705,793
Investment Company                             390,392,972               --         --           390,392,972
                                            --------------   --------------        ---       ---------------
Total Investments, at Value                  7,977,697,884    2,621,765,817         --        10,599,463,701
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                     --          181,078         --               181,078
                                            --------------   --------------        ---       ---------------
Total Assets                                $7,977,697,884   $2,621,946,895        $--       $10,599,644,779
                                            --------------   --------------        ---       ---------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts         $           --   $      (87,161)       $--       $       (87,161)
                                            --------------   --------------        ---       ---------------
Total Liabilities                           $           --   $      (87,161)       $--       $       (87,161)
                                            --------------   --------------        ---       ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF NOVEMBER 30, 2009 ARE AS FOLLOWS:

                                      CONTRACT
COUNTERPARTY/CONTRACT          BUY/    AMOUNT         EXPIRATION                    UNREALIZED     UNREALIZED
DESCRIPTION                    SELL    (000'S)          DATES           VALUE      APPRECIATION   DEPRECIATION
-----------                   ------  -----------  ---------------   -----------   ------------   ------------
BROWN BROTHERS HARRIMAN
South African Rand (ZAR)        Buy    84,670 ZAR  12/2/09-12/3/09   $11,430,183     $ 74,871        $55,462
CITIGROUP:
British Pound Sterling (GBP)    Buy     3,072 GBP          12/1/09     5,054,346           --         14,141
Mexican Nuevo Peso (MXN)        Buy    13,794 MXN          12/1/09     1,066,686           --          1,350
Norwegian Krone (NOK)           Buy     3,289 NOK          12/1/09       579,531           --          1,700
                                                                                     --------        -------
                                                                                           --         17,191
                                                                                     --------        -------
JP MORGAN CHASE:
British Pound Sterling (GBP)    Buy     2,484 GBP          12/1/09     4,086,923           --         12,174
Canadian Dollar (CAD)           Buy       270 CAD          12/1/09       256,138        1,854             --
South African Rand (ZAR)        Buy    42,914 ZAR          12/3/09     5,791,425       84,821             --
                                                                                     --------        -------
                                                                                       86,675         12,174
                                                                                     --------        -------
RBS GREENWICH CAPITAL
Swedish Krona (SEK)             Buy     7,305 SEK          12/1/09     1,047,880        1,805             --
UBS INVESTMENT BANK:
Danish Krone (DKK)              Buy    10,809 DKK          12/1/09     2,180,945        2,437             --
Hong Kong Dollar (HKD)          Buy    31,151 HKD          12/1/09     4,019,500           77             --
Hong Kong Dollar (HKD)         Sell     4,700 HKD          12/1/09       606,464          --              12
Mexican Nuevo Peso (MXN)        Buy    23,721 MXN          12/1/09     1,834,430          --           2,322
New Turkish Lira (TRY)          Buy    11,810 TRY          12/2/09     7,728,353       15,213             --
                                                                                     --------        -------
                                                                                       17,727          2,334
                                                                                     --------        -------
Total unrealized appreciation and depreciation                                       $181,078        $87,161
                                                                                     ========        =======


                     7 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS             VALUE        PERCENT
-------------------        ---------------   -------
Brazil                     $ 1,493,960,348    14.1%
India                        1,343,008,729    12.7
Hong Kong                    1,041,659,779     9.8
Mexico                         954,897,419     9.0
Taiwan                         671,537,037     6.3
United Kingdom                 560,452,937     5.3
Russia                         548,783,393     5.2
South Africa                   511,244,473     4.8
Turkey                         501,463,295     4.7
Korea, Republic of South       448,819,876     4.2
United States                  432,380,252     4.1
Indonesia                      302,662,806     2.9
Cayman Islands                 290,244,465     2.7
Philippines                    272,146,462     2.6
Egypt                          252,392,858     2.4
China                          196,034,006     1.9
Luxembourg                     188,382,515     1.8
Chile                          181,441,753     1.7
Denmark                        140,404,084     1.3
Colombia                       105,293,460     1.0
Peru                            47,578,555     0.5
Norway                          36,246,388     0.3
Canada                          35,716,011     0.3
Bermuda                         18,282,414     0.2
United Arab Emirates            15,132,299     0.1
Kenya                            6,093,947     0.1
Singapore                        3,204,140     0.0
                           ---------------   -----
Total                      $10,599,463,701   100.0%
                           ===============   =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In


                     8 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                     9 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $8,250,708,811
Federal tax cost of other investments       10,246,963
                                        --------------
Total federal tax cost                  $8,260,955,774
                                        ==============
Gross unrealized appreciation           $2,744,867,647
Gross unrealized depreciation             (400,744,177)
                                        --------------
Net unrealized appreciation             $2,344,123,470
                                        ==============


                     10 | OPPENHEIMER DEVELOPING MARKETS FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/06/2010